Other current receivables (Tables)	12 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Current Receivables

(EUR thousand)	As of March 31
Other current receivables	2022	2021	2020
Input VAT	9,541	16,375	23,395
DCC receivables	7,763	3,873	4,340
Advances and deposits	3,482	2,286	2,591
Withholding taxes	2,247	2,818	2,265
Others	1,075	2,507	1,911
Government grants	1,726	3,609	—
Total	25,834	31,468	34,502